PAGE 1
---------------------------------------------------------
EVERGREEN SMALL COMPANY GROWTH FUND II (FORMERLY KEYSTONE SMALL COMPANY GROWTH FUND II)

Dear Shareholders:

                 Despite some volatility during the last quarter of l997, the U.S. stock market produced strong gains for the six months that ended November 30, 1997, and investors in Evergreen Small Company Growth Fund II participated in the market's strong performance.

                 SMALL-COMPANY STOCKS STAGE A COMEBACK
                 Over the six month period, the performance of small company stocks was particularly rewarding. After lagging large company stocks for more than two years, the attractive prices and
                 strong potential for accelerated earnings growth fueled
(Photo of        investor demand for small caps. The economic environment was
William M.       ideal for small company stocks. Economic growth was strong,
Ennis)           inflation remained under control, and interest rates were
WILLIAM M. ENNIS relatively low. Against this backdrop, small company stocks generated strong returns. In fact, for the third calendar quarter of 1997, small company stocks were market leaders. It is important, however, to keep your
Fund's returns in perspective.

MARKET CYCLES
History has shown that the markets move in cycles, and six month's or one year's performance does not often indicate the following year's performance. History also has taught us, however, that over longer periods of time, the winning investment strategies are those that have consistent disciplines and that remain faithful to those disciplines, even during periodic market slumps.
  At Evergreen Funds, we encourage you to remain focused on your long-term goals and to remain disciplined in your personal investment strategies. No one can confidently say whether next year's market or the following year's market will be as rewarding as last year's market. We can say, however, that the most likely winners in the long run are those who consistently follow long-term investment strategies.

UPCOMING DEVELOPMENTS
In the next few weeks and months, shareholders of Evergreen and Keystone funds will begin to notice some changes. The Evergreen Keystone Funds are becoming the Evergreen Funds. On October 31, 1997, Keystone America Funds adopted the name of Evergreen and your Fund changed its name to Evergreen Small Company Growth Fund
II. In early 1998 the original Keystone Funds will also take the Evergreen name. You should have received a proxy statement in November explaining a proposal to reorganize the Evergreen (formerly Keystone) Small Company Growth Fund II into a new fund, the Evergreen Small Company Growth Fund.
  We believe that by putting all the funds under the umbrella name of Evergreen Funds we will be creating a simpler and more cohesive image. Importantly, we expect to create substantial cost savings for shareholders as a result of consolidating prospectuses, annual reports, legal registrations and other materials. It also will be easier for you to find all the funds of the Evergreen Family, to which you have exchange privileges, under one heading in newspapers and electronic services. What will not change will be our commitment to provide you with the finest investment products and shareholder services possible.
  If you have any questions about these changes or other issues affecting your investments, we encourage you to consult your financial advisor or call Evergreen Funds at 1-800-343-2898.

Sincerely,

/s/ William M. Ennis
William M. Ennis
MANAGING DIRECTOR

PAGE 2
---------------------------------------------------------
EVERGREEN SMALL COMPANY GROWTH FUND II

                               A Discussion With
                           Your Fund Management Team

                    [PHOTO OF THOMAS L. HOLMAN APPEARS HERE]

   THOMAS L. HOLMAN IS VICE PRESIDENT AND PORTFOLIO MANAGER OF YOUR FUND. MR. HOLMAN JOINED KEYSTONE INVESTMENT MANAGEMENT COMPANY IN JANUARY 1997. PRIOR TO JOINING KIMCO, HE WAS AN INVESTMENT OFFICER AND SECURITIES ANALYST AT INVISTA CAPITAL MANAGEMENT, A SUBSIDIARY OF THE PRINCIPAL FINANCIAL GROUP, WHERE HE WAS CO-MANAGER OF PRINCOR GROWTH FUND AND PRINCOR EMERGING GROWTH FUND. MR. HOLMAN IS A MEMBER OF KIMCO'S SMALL COMPANY STOCK TEAM, WHICH IS COMPOSED OF THREE PORTFOLIO MANAGERS AND FIVE EQUITY ANALYSTS. TOGETHER, THEY SEARCH FOR STOCKS OF SMALL COMPANIES WITH SUSTAINABLE ABOVE-AVERAGE GROWTH RATES. THIS TEAM IS HEADED BY J. GARY CRAVEN, SENIOR VICE PRESIDENT AND CHIEF INVESTMENT OFFICER, SMALL COMPANY STOCKS.

Q HOW DID THE FUND PERFORM DURING THE SIX MONTH PERIOD THAT ENDED NOVEMBER 30, 1997?

A For the six month period, your fund generated strong performance. Class A shares returned 11.07%, Class B shares returned 10.60%, and Class C shares returned 10.60%. The Fund's newest class of shares, Class Y, which were introduced on January 13, 1997, returned 11.10%. Your Fund's total return is in line with the total return of its benchmark, the Russell 2000 Growth Index, which rose 10.91% for the same period. These returns are unadjusted for any sales charges.

Q WHAT ACCOUNTED FOR THE FUND'S STRONG SIX MONTH PERFORMANCE?

A The economic backdrop was favorable. Moderate economic growth, relatively stable interest rates, and relatively low inflation were positive for small company stocks. In addition, small company stocks, which had been out of favor with investors for some time, benefited from a rising U.S. dollar.

Q HOW DOES A STRONG U.S. DOLLAR AFFECT SMALL COMPANY STOCKS?

A A rising U.S. dollar makes U.S. products more expensive overseas. Therefore, a strong dollar may dampen the profits (earnings) of large companies that depend on overseas markets for a significant portion of their business. Lower profits can lead to declining stock prices. Large companies had been market leaders for more than two years, but over the last six months, investors grew concerned about whether or not they would be able to sustain their strong earnings growth. Small company stocks, which were relatively inexpensive had strong earnings growth rates and became more attractive to investors.

PAGE 3
---------------------------------------------------------

Q DID YOU MAKE ANY SIGNIFICANT CHANGES IN THE PORTFOLIO DURING THE SIX MONTHS?

A We made the largest change in oil stocks. On May 31, 1997, oil service company stocks accounted for nearly 16% of the portfolio's net assets. Because most of the oil companies in the portfolio had reached or exceeded our expectations for growth, we cut back the Fund's exposure to them. On November 30, 1997, 8.5% of the Fund's net assets were committed to oil stocks. We eliminated Falcon Drilling and Seacor Smit, two companies that had been among the Fund's top ten holdings. In addition, we reduced the Fund's position in Newpark Resources. In some instances, the stock prices for the companies on which we cut back have declined significantly. Because we believe the fundamentals of some of these businesses continue to be strong, we have now started to inch our way back into them.

Q AT 30% OF NET ASSETS, TECHNOLOGY STOCKS ACCOUNTED FOR THE PORTFOLIO'S LARGEST POSITION. WHY WERE THESE STOCKS ATTRACTIVE?

A The technology component of the portfolio is composed of two areas: hardware stocks, which accounted for 17% of net assets, and software stocks, which made up 13% of net assets. In the hardware area, we focused on semiconductor manufacturing equipment companies that are well positioned to benefit from an upgrade cycle, as semiconductor producers shift to larger silicon wafers. In the software area, we invested in companies with products that greatly enhance the productivity of their customers. Over the last three months of the period, technology stocks experienced wide price swings. Despite this volatility, we believe that the technology companies in which we have invested are market leaders, with innovative products in the pipeline and attractive risk/reward characteristics.

Q WHERE DID YOU FIND NEW OPPORTUNITIES?

A We invested 5% of the Fund's net assets in businesses called Competitive Local Exchange Carriers (CLECs). These companies provide consumers with more choice in selecting their local telephone service suppliers. There is increasing competition in the local exchange area, and these companies have been effective in taking market share from incumbent providers. Using new technology, CLECs can provide the same, or enhanced, levels of service at considerably lower cost to consumers. An example of such a company is McLeod. Based in Iowa, McLeod has taken over 30% share in its addressable markets from U.S. West.

Q DID YOU MAKE ANY CHANGES TO THE FUND'S HEALTHCARE HOLDINGS?

A We made some changes to the healthcare stocks in the portfolio, resulting in a slight increase in this sector from May 31, 1997. As of May 31, 1997, healthcare stocks represented 9.0% of the portfolio's net assets, compared to 10.7% on November 30, 1997. We cut back on some of the portfolio's biotechnology holdings whose fundamentals did not live up to our expectations. These companies were conducting tests on products that had appeared promising in early phase testing but proved to be disappointing in later trials. We used the proceeds from the sale of the Fund's biotechnology holdings to invest in more attractive companies, such as Graham Field, a manufacturer and distributor of home health care products, and Wesley Jessen, a contact lens manufacturer.

PAGE 4
---------------------------------------------------------
EVERGREEN SMALL COMPANY GROWTH FUND II

Q WHAT IS YOUR OUTLOOK?

A We believe that the U.S. economy should continue to grow at a moderate rate and interest rates should be flat or declining. We are optimistic about the opportunities for small company stocks in the months ahead. Valuations continue to be very attractive in relation to large company stocks. The Fund continues to have a significant amount of assets invested in technology stocks, and we believe there are several new product cycles in the high-tech area that should benefit the Fund. We will continue to monitor events in Asia and to assess their impact on technology stocks. While your fund made strong gains over the past six months, it would be unrealistic to expect that such high returns will continue without interruption. Over the long term, there will be upswings and downturns, as there have always been with small company investments. That is why, we encourage you to take a long-term perspective when reviewing your fund's performance. Over time, we believe small company stocks have the potential to provide strong returns to long-term investors.
TOP 10 HOLDINGS

AS OF NOVEMBER 30, 1997

                                                   PERCENTAGE OF
COMPANY                  INDUSTRY                   NET ASSETS
----------------------------------------------------------------
Roper Industries, Inc.   Industrial Specialty
                         Products
                         & Services                     2.3%
----------------------------------------------------------------
ACC Corp.                Telecommunication
                         Services
                         & Equipment                    2.0%
----------------------------------------------------------------
Newpark Resources        Oil Field Services             1.9%
----------------------------------------------------------------
Dime Community Bancorp,  Banks
Inc.                                                    1.9%
----------------------------------------------------------------
Trimas Corp              Industrial Specialty
                         Products
                         & Services                     1.9%
----------------------------------------------------------------
Bostonfed Bancorp, Inc.  Banks                          1.9%
----------------------------------------------------------------
Stage Stores, Inc.       Retailing & Wholesale          1.9%
----------------------------------------------------------------
Aspen Technology, Inc.   Information Services
                         & Technology                   1.9%
----------------------------------------------------------------
Oakwood Homes Corp.      Building, Construction
                         & Furnishing                   1.8%
----------------------------------------------------------------
International Telecomm   Information Services
Systems, Inc.            & Technology                   1.7%
----------------------------------------------------------------

PAGE 5
---------------------------------------------------------

                            Your Fund's Performance

Comparison of change in value of a $10,000 investment in Evergreen Small Company Growth Fund II Class A and the Russell 2000 index.

[GRAPH APPEARS BELOW WITH THE FOLLOWING PLOT POINTS:]

February 21, 1996 through November 30, 1997

          Russell 2000     Class A
          ------------    --------
               (In Thousands)
2/21/96      9,800          9,200
   5/96     11,200         10,200
  11/96     11,000          9,500
   5/97     12,000          9,400
  11/97     14,013         10,845

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The Russell 2000 index is an unmanaged market index. The index does not include transaction costs associated with buying and selling securities nor any management fee.

SIX MONTH PERFORMANCE                                    AS OF NOVEMBER 30, 1997

----------------------------------------------------------------
                        CLASS A    CLASS B    CLASS C    CLASS Y
Total Return
  w/o sales charge       11.07%     10.60%     10.60%     11.10%
Total Return
  with sales charge       5.80%      5.60%      9.60%     11.10%
Distributions
  Capital Gains          $0.49      $0.49      $0.49      $0.49

HISTORICAL RECORD

---------------------------------------------------------------
AVERAGE ANNUAL
  TOTAL RETURNS*       CLASS A    CLASS B    CLASS C    CLASS Y
Inception Date         2-21-96    2-21-96    2-21-96    1-13-97
1 year                    4.47%      3.77%      7.67%        --
Since Inception           4.66%      4.50%      6.65%        --
Cumulative Return
  Since Inception         8.44%      8.15%     12.15%      8.16%
Maximum Sales
  Charge                  4.75%      5.00%      1.00%       n/a
                     Front End       CDSC       CDSC

*ADJUSTED FOR MAXIMUM APPLICABLE SALES CHARGES.

FUNDS THAT INVEST IN STOCKS OF SMALL COMPANIES, ALSO CALLED SMALL CAP STOCKS, INVOLVE CERTAIN RISKS AND, THEREFORE, MAY NOT BE APPROPRIATE FOR ALL INVESTORS. ALTHOUGH THEY MAY OFFER THE POTENTIAL FOR GREATER LONG-TERM RETURNS, THEY ALSO MAY EXPERIENCE GREATER PRICE VOLATILITY DUE TO THEIR LIMITED FOCUS ON A PARTICULAR INDUSTRY, MARKET, PRODUCT, OR SERVICE, OR BECAUSE THEY INVEST IN SMALLER, LESS ESTABLISHED COMPANIES.

PAGE 6
---------------------------------------------------------
EVERGREEN SMALL COMPANY GROWTH FUND II

SCHEDULE OF INVESTMENTS-- NOVEMBER 30, 1997 (UNAUDITED)

 SHARES                                                 VALUE
----------------------------------------------------------------

COMMON STOCKS-- 98.9%
                 BANKS-- 5.7%
  34,000    *    Bostonfed Bancorp, Inc............  $   699,125
  30,200    *    Dime Community Bancorp, Inc.......      707,813
   5,000         Prime Bancshares, Inc.............       97,031
  17,398    *    Queens County Bancorp, Inc........      607,299
                                                     -----------
                                                       2,111,268
                                                     -----------
                 BUILDING, CONSTRUCTION &
                   FURNISHINGS-- 4.6%
  22,000         Furniture Brands International,
                   Inc.............................      430,375
  18,600    *    General Cable Corp................      634,725
  21,700    *    Oakwood Homes Corp................      651,000
                                                     -----------
                                                       1,716,100
                                                     -----------
                 BUSINESS EQUIPMENT &
                   SERVICES-- 3.8%
   7,501         Concentra Managed Care, Inc.......      254,331
  24,000         Equity Corp. International........      513,000
   6,100    *    Market Facts, Inc.................      108,466
  14,600    *    Vincam Group, Inc.................      531,987
                                                     -----------
                                                       1,407,784
                                                     -----------
                 CONSUMER PRODUCTS &
                   SERVICES-- 2.9%
  32,700         Chattem, Inc......................      500,719
  14,600         WestPoint Stevens, Inc............      583,087
                                                     -----------
                                                       1,083,806
                                                     -----------
                 ELECTRICAL EQUIPMENT &
                   SERVICES-- 13.0%
  10,500    *    Asyst Technologies, Inc...........      323,531
  20,400         Computer Products, Inc............      403,537
   9,300         Credence Systems Corp.............      249,066
  20,100    *    Cymer, Inc........................      385,041
  17,500         Data General Corp.................      313,906
  15,600    *    DII Group, Inc....................      350,025
   7,900         Lattice Semiconductor Corp........      445,856
  12,700         Natural Microsystems Corp.........      604,837
  25,200         Ortel Corp........................      448,875
  11,600    *    Pri Automation, Inc...............      395,125
  11,900         Splash Technology Holdings,
                   Inc.............................      383,775
  29,900         Westell Technologies, Inc.
                   Cl. A...........................      498,022
                                                     -----------
                                                       4,801,596
                                                     -----------
 SHARES                                                 VALUE
----------------------------------------------------------------
COMMON STOCKS-- CONTINUED
                 FINANCE & INSURANCE-- 7.7%
  11,900    *    CMAC Investment Corp..............  $   618,056
  13,500    *    Delphi Financial Group, Inc.......      541,688
  14,700    *    Everen Capital Corp...............      586,162
  21,600    *    First Alliance Co.................      453,600
  11,700    *    Firstplus Financial Group, Inc....      447,525
   2,100    *    Horace Mann Educators Corp........      117,338
   2,900         PAULA Financial...................       65,250
                                                     -----------
                                                       2,829,619
                                                     -----------
                 FOOD & BEVERAGE
                   PRODUCTS-- 0.4%
   6,500    *    Worthington Foods, Inc............      149,500
                                                     -----------
                 HEALTHCARE PRODUCTS &
                   SERVICES-- 6.6%
  26,400         Cytyc Corp........................      572,550
  35,700         Graham Field Health Products,
                   Inc.............................      533,269
  19,100         Lifecore Biomedical, Inc..........      371,256
   8,800         Pediatrix Medical Group, Inc......      389,400
   3,300         Spine-Tech, Inc...................      108,900
  15,300         Wesley Jessen Visioncare, Inc.....      471,431
                                                     -----------
                                                       2,446,806
                                                     -----------
                 INDUSTRIAL SPECIALTY PRODUCTS
                   & SERVICES-- 4.9%
  13,700    *    BMC Industries, Inc...............      254,306
  29,900    *    Roper Industries, Inc.............      861,494
  22,600    *    Trimas Corp.......................      700,600
                                                     -----------
                                                       1,816,400
                                                     -----------
                 INFORMATION SERVICES &
                   TECHNOLOGY-- 16.8%
  18,000    *    Aspen Technology, Inc.............      685,125
  17,800         Avid Technology, Inc..............      522,875
  12,600         Discreet Logic, Inc...............      241,763
  20,000         Geoworks..........................      256,250
  23,800         International Telecomm Systems,
                   Inc.............................      636,650
  14,100         JDA Software Group, Inc...........      434,016
   5,200         Lycos, Inc........................      158,925
  15,000    *    Manugistics Group, Inc............      524,531
  40,600         Metacreations Corp................      483,394
  27,100         Project Software & Development,
                   Inc.............................      526,756
  10,300         QAD, Inc..........................      163,191
  45,800         Rational Software Corp............      459,431
  14,824         Synopsys, Inc.....................      610,563
  22,000         Vantive Corp......................      528,000
                                                     -----------
                                                       6,231,470
                                                     -----------

PAGE 7
---------------------------------------------------------

SCHEDULE OF INVESTMENTS-- NOVEMBER 30, 1997 (UNAUDITED)

 SHARES                                                 VALUE
----------------------------------------------------------------
COMMON STOCKS-- CONTINUED
                 LEISURE & TOURISM-- 1.0%
     500         Pegasus Systems, Inc..............  $     8,844
  38,900         Sodak Gaming, Inc.................      342,806
                                                     -----------
                                                         351,650
                                                     -----------
                 MACHINERY-- DIVERSIFIED-- 2.6%
  25,000    *    Omniquip International, Inc.......      477,344
  19,400         Rental Service Corp...............      487,425
                                                     -----------
                                                         964,769
                                                     -----------
                 OIL / ENERGY-- 3.7%
  20,600    *    KCS Energy, Inc...................      489,250
   9,300         Ocean Energy, Inc.................      520,219
  16,500         Swift Energy Co...................      358,875
                                                     -----------
                                                       1,368,344
                                                     -----------
                 OIL FIELD SERVICES-- 4.8%
   8,400         BJ Services Co., Inc..............      603,225
  16,300    *    Maverick Tube Corp................      466,078
  35,600    *    Newpark Resources, Inc............      709,775
                                                     -----------
                                                       1,779,078
                                                     -----------
                 PHARMACEUTICALS-- 4.1%
  12,100    *    Agouron Pharmaceuticals, Inc......      463,203
  26,300         Amylin Pharmaceuticals, Inc.......      178,347
  11,900         Dura Pharmaceuticals, Inc.........      520,625
  18,900         Neurogen Corp.....................      369,731
                                                     -----------
                                                       1,531,906
                                                     -----------
                 PUBLISHING, BROADCASTING &
                   ENTERTAINMENT-- 2.9%
  13,200         Cox Radio, Inc. Cl. A.............      447,150
  20,700         Hearst Argyle Television, Inc.....      610,650
                                                     -----------
                                                       1,057,800
                                                     -----------
 SHARES                                                 VALUE
----------------------------------------------------------------
COMMON STOCKS-- CONTINUED
                 RETAILING & WHOLESALE-- 5.2%
   4,300         Brylane, Inc......................  $   222,525
  15,000         Gadzooks, Inc.....................      417,188
  17,600         Michaels Stores, Inc..............      567,050
  16,600         Stage Stores, Inc.................      698,237
                                                     -----------
                                                       1,905,000
                                                     -----------
                 TELECOMMUNICATION SERVICES
                   & EQUIPMENT-- 6.8%
  16,000         ACC Corp..........................      748,500
   7,500         Intermedia Communications, Inc....      370,781
  12,200         McLeod USA, Inc., Cl. A...........      452,925
  25,000         Smartalk Teleservices, Inc........      535,938
  37,600         Telegroup, Inc....................      387,750
                                                     -----------
                                                       2,495,894
                                                     -----------
                 TRANSPORTATION-- 1.4%
  40,900         Fritz Companies, Inc..............      536,813
     500         Jevic Transportation, Inc.........        8,250
                                                     -----------
                                                         545,063
                                                     -----------
                 TOTAL COMMON STOCKS
                   (COST-- $35,456,629)............   36,593,853
                                                     -----------

PRINCIPAL
 AMOUNT
---------
REPURCHASE AGREEMENT--1.2%
$457,000         Keystone Joint Repurchase
                    Agreement, (Investment in a joint
                    trading account, purchased
                    11/28/97, 5.718% maturing
                    12/1/97, maturing value $457,218
                    (a)) cost $457,000.............      457,000
                                                      ----------
                 TOTAL INVESTMENTS--
                    (COST--$35,913,629.......100.0%   37,050,853
                 OTHER ASSETS AND
                    LIABILITIES--NET......... (0.1)      (52,155)
                                             ------  -----------
                 NET ASSETS..................100.0%  $36,998,698
                                             ======  ===========

*   Income producing securities.
(a) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at November 30, 1997.

See Notes to Financial Statements.

PAGE 8
---------------------------------------------------------
EVERGREEN SMALL COMPANY GROWTH FUND II

FINANCIAL HIGHLIGHTS-CLASS A SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                              FEBRUARY 21,
                                                                                                                  1996
                                                                   SIX MONTHS ENDED                         (COMMENCEMENT OF
                                                                   NOVEMBER 30, 1997       YEAR ENDED         OPERATIONS)
                                                                    (UNAUDITED) (A)     MAY 31, 1997 (A)    TO MAY 31, 1996
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE BEGINNING OF PERIOD                                     $ 10.25             $  11.15            $  10.00
----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss                                                       (0.08)               (0.16)              (0.02)
Net realized and unrealized gain (loss) on investments                     1.23                (0.74)               1.17
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                           1.15                (0.90)               1.15
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
Net realized gain on investments                                          (0.49)                   0                   0
----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                       (0.49)                   0                   0
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE END OF PERIOD                                           $ 10.91             $  10.25            $  11.15
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (B)                                                          11.07%               (8.07%)             11.50%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses                                                           1.73%(c)             1.97%               2.10%(c)
  Total expenses, excluding indirectly paid expenses                       1.72%(c)             1.92%               1.95%(c)
  Total expenses, excluding reimbursement                                   N/A                  N/A                3.70%(c)
  Net investment loss                                                     (1.45%)(c)           (1.55%)             (1.41%)(c)
PORTFOLIO TURNOVER RATE                                                      80%                   5%                 13%
AVERAGE COMMISSION RATE PAID PER SHARE                                  $0.0561             $ 0.0554            $ 0.0607
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS END OF PERIOD (THOUSANDS)                                    $ 9,386             $ 10,779            $  8,201
----------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS-CLASS B SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                              FEBRUARY 21,
                                                                                                                  1996
                                                                   SIX MONTHS ENDED                         (COMMENCEMENT OF
                                                                   NOVEMBER 30, 1997       YEAR ENDED         OPERATIONS)
                                                                    (UNAUDITED) (A)     MAY 31, 1997 (A)    TO MAY 31, 1996
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE BEGINNING OF PERIOD                                     $ 10.14             $  11.12            $  10.00
----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss                                                       (0.13)               (0.24)              (0.03)
Net realized and unrealized gain (loss) on investments                     1.22                (0.74)               1.15
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                           1.09                (0.98)               1.12
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
Net realized gain on investments                                          (0.49)                   0                   0
----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                       (0.49)                   0                   0
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE END OF PERIOD                                           $ 10.74             $  10.14            $  11.12
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (B)                                                          10.60%               (8.81%)             11.20%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses                                                           2.48%(c)             2.72%               2.85%(c)
  Total expenses, excluding indirectly paid expenses                       2.47%(c)             2.67%               2.70%(c)
  Total expenses, excluding reimbursement                                   N/A                  N/A                4.45%(c)
  Net investment loss                                                     (2.20%)(c)           (2.29%)             (2.16%)(c)
PORTFOLIO TURNOVER RATE                                                      80%                   5%                 13%
AVERAGE COMMISSION RATE PAID PER SHARE                                  $0.0561             $ 0.0554            $ 0.0607
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS END OF PERIOD (THOUSANDS)                                    $21,412             $ 21,187            $ 12,487
----------------------------------------------------------------------------------------------------------------------------

(a) Calculated based on average shares outstanding throughout the period.
(b) Excluding applicable sales charges.
(c) Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

PAGE 9
---------------------------------------------------------

FINANCIAL HIGHLIGHTS-CLASS C SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                              FEBRUARY 21,
                                                                                                                  1996
                                                                   SIX MONTHS ENDED                         (COMMENCEMENT OF
                                                                   NOVEMBER 30, 1997       YEAR ENDED         OPERATIONS)
                                                                    (UNAUDITED) (A)     MAY 31, 1997 (A)    TO MAY 31, 1996
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE BEGINNING OF PERIOD                                     $ 10.14             $  11.12            $  10.00
----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss                                                       (0.13)               (0.24)              (0.02)
Net realized and unrealized gain (loss) on investments                     1.22                (0.74)               1.14
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                           1.09                (0.98)               1.12
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
Net realized gain on investments                                          (0.49)                   0                   0
----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                       (0.49)                   0                   0
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE END OF PERIOD                                           $ 10.74             $  10.14            $  11.12
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (B)                                                          10.60%               (8.81%)             11.20%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses                                                           2.48%(c)             2.73%               2.85%(c)
  Total expenses, excluding indirectly paid expenses                       2.47%(c)             2.68%               2.70%(c)
  Total expenses, excluding reimbursement                                   N/A                  N/A                4.44%(c)
  Net investment loss                                                     (2.20%)(c)           (2.29%)             (2.20%)(c)
PORTFOLIO TURNOVER RATE                                                      80%                   5%                 13%
AVERAGE COMMISSION RATE PAID PER SHARE                                  $0.0561             $ 0.0554            $ 0.0607
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS END OF PERIOD (THOUSANDS)                                    $ 5,593             $  7,661            $  8,315
----------------------------------------------------------------------------------------------------------------------------

(a) Calculated based on average shares outstanding throughout the period.
(b) Excluding applicable sales charges.
(c) Annualized.

FINANCIAL HIGHLIGHTS-CLASS Y SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                         JANUARY 13, 1997
                                                                                                         (COMMENCEMENT OF
                                                                                    SIX MONTHS ENDED       OPERATIONS)
                                                                                    NOVEMBER 30, 1997    TO MAY 31, 1997
                                                                                     (UNAUDITED) (A)           (A)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE BEGINNING OF PERIOD                                                      $ 10.31             $  10.59
-------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss                                                                        (0.07)                   0
Net realized and unrealized gain (loss) on investments                                      1.23                (0.28)
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                            1.16                (0.28)
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
Net realized gain on investments                                                           (0.49)                   0
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                        (0.49)                   0
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE END OF PERIOD                                                            $ 10.98             $  10.31
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                               11.10%               (2.64%)
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses                                                                            1.48%(b)             2.23%(b)(c)
  Total expenses, excluding indirectly paid expenses                                        1.47%(b)             2.23%(b)(c)
  Net investment loss                                                                      (1.20%)(b)           (1.26%)(b)(c)
PORTFOLIO TURNOVER RATE                                                                       80%                   5%
AVERAGE COMMISSION RATE PAID PER SHARE                                                   $0.0561             $ 0.0554
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS END OF PERIOD (THOUSANDS)                                                     $   608             $      5
-------------------------------------------------------------------------------------------------------------------------

(a) Calculated based on average shares outstanding throughout the period.
(b) Annualized.
(c) For the period from May 28, 1997 (commencement of investment operations) to May 31, 1997.

SEE NOTES TO FINANCIAL STATEMENTS.

PAGE 10
---------------------------------------------------------
EVERGREEN SMALL COMPANY GROWTH FUND II

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1997 (UNAUDITED)

------------------------------------------------------------
ASSETS:
 Investments, at value (cost, $35,913,629)       $37,050,853
 Receivable for Fund shares sold                      19,357
 Dividends and interest receivable                     1,161
 Prepaid expenses                                     14,844
 Deferred organization expenses                       11,403
------------------------------------------------------------
   Total assets                                   37,097,618
------------------------------------------------------------
LIABILITIES
 Payable for Fund shares redeemed                     19,742
 Management fees payable                              22,449
 Distribution Plan expenses payable                   32,648
 Accrued expenses and other liabilities               24,081
------------------------------------------------------------
   Total liabilities                                  98,920
------------------------------------------------------------
NET ASSETS                                       $36,998,698
------------------------------------------------------------
NET ASSETS REPRESENTED BY
 Paid-in capital                                 $35,193,989
 Accumulated net investment loss                    (405,090)
 Accumulated net realized gain on investments      1,072,575
 Net unrealized appreciation on investments        1,137,224
------------------------------------------------------------
   Total net assets                              $36,998,698
------------------------------------------------------------
NET ASSET VALUE PER SHARE
 Class A Shares
   Net asset value of $9,385,7484860,620
     shares outstanding                          $     10.91
   Offering price per share ($10.9140.9525)
     (based on a sales charge of 4.75% of the
     offering price on November 30, 1997)        $     11.45
 Class B Shares
   Net asset value of $21,411,94241,993,837
     shares outstanding                          $     10.74
 Class C Shares
   Net asset value of $5,592,9684520,635
     shares outstanding                          $     10.74
 Class Y Shares
   Net asset value of $608,040455,402 shares
     outstanding                                 $     10.98
------------------------------------------------------------

STATEMENT OF OPERATIONS
SIX MONTHS ENDED NOVEMBER 30, 1997 (UNAUDITED)

-------------------------------------------------------------
INVESTMENT INCOME
 Dividends                                      $   35,072
 Interest                                           19,604
-------------------------------------------------------------
   Total Income                                     54,676
-------------------------------------------------------------
EXPENSES
 Management fee                    $141,774
 Distribution Plan expenses         160,995
 Transfer Agent fees                 59,085
 Administration expense               5,255
 Registration fees                   64,714
 Amortization of organization
   expense                            1,761
 Trustee Fees                         1,333
 Miscellaneous expenses              25,598
-------------------------------------------------------------
   Total expenses                   460,515
 Less: Expenses paid indirectly        (749)
-------------------------------------------------------------
   Net expenses                                    459,766
-------------------------------------------------------------
 Net investment loss                              (405,090)
-------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS
 Net realized gain on investments                3,878,148
 Net change in unrealized
   appreciation on investments                     802,366
-------------------------------------------------------------
 Net realized and unrealized gain
   on investments                                4,680,514
-------------------------------------------------------------
 Net increase in net assets
   resulting from operations                    $4,275,424
-------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

PAGE 11
---------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       SIX MONTHS ENDED
                                                                                       NOVEMBER 30, 1997     YEAR ENDED
                                                                                          (UNAUDITED)       MAY 31, 1997
------------------------------------------------------------------------------------------------------------------------
OPERATIONS
  Net investment loss                                                                     $  (405,090)      $  (887,932)
  Net realized gain (loss) on investments                                                   3,878,148        (1,014,769)
  Net change in unrealized appreciation (depreciation) on investments                         802,366          (961,813)
------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets resulting from operations                        4,275,424        (2,864,514)
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized capital gains
     Class A Shares                                                                          (405,357)                0
     Class B Shares                                                                          (935,345)                0
     Class C Shares                                                                          (245,985)                0
     Class Y Shares                                                                           (22,224)                0
------------------------------------------------------------------------------------------------------------------------
     Total distributions to shareholders                                                   (1,608,911)                0
------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold:
     Class A Shares                                                                         1,580,107        10,500,455
     Class B Shares                                                                         1,874,675        24,464,278
     Class C Shares                                                                           561,568         5,257,765
     Class Y Shares                                                                           650,106             5,011
  Reinvestment of distributions:
     Class A Shares                                                                           375,964                 0
     Class B Shares                                                                           851,834                 0
     Class C Shares                                                                            63,283                 0
     Class Y Shares                                                                               238                 0
  Payment for shares redeemed:
     Class A Shares                                                                        (4,161,874)       (7,163,980)
     Class B Shares                                                                        (3,791,494)      (14,359,496)
     Class C Shares                                                                        (3,280,752)       (5,211,808)
     Class Y Shares                                                                           (22,939)                0
------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets resulting from capital share transactions       (5,299,284)       13,492,225
------------------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets                                               (2,632,771)       10,627,711
------------------------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of period                                                                      39,631,469        29,003,758
------------------------------------------------------------------------------------------------------------------------
  End of period, including accumulated net investment loss of $405,090 and $0,
     respectively                                                                         $36,998,698       $39,631,469
------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

PAGE 12
---------------------------------------------------------
EVERGREEN SMALL COMPANY GROWTH FUND II

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

1. ORGANIZATION
Evergreen Small Company Growth Fund II, formerly Keystone Small Company Growth Fund II (the "Fund") is a Massachusetts business trust for which Keystone Investment Management Company ("Keystone") is the Investment Adviser and Manager. Keystone was formerly a wholly-owned subsidiary of Keystone Investments, Inc. ("KII") and is currently a subsidiary of First Union Corporation ("First Union").
  The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital.
  The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are offered at a public offering price, which includes a maximum front-end sales charge of 4.75% payable at the time of purchase. Class B and C are sold without a front-end sale charge, but pay higher ongoing distribution expenses than Class
A. Class B shares are sold subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class B shares purchased after January 1, 1997 will automatically convert to Class A shares after seven years. Class B shares purchased prior to January 1, 1997 retain their existing conversion rights. Class C shares are sold subject to a contingent deferred sales charge payable on shares redeemed within one year after the month of purchase. Class Y shares are available without a front-end sales charge or contingent deferred sales charge only to investment advisory clients of First Union and its affiliates and certain institutional clients.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. VALUATION OF SECURITIES
The Fund values securities traded on a national securities exchange or included on the NASDAQ National Market System ("NMS") at the last reported sales price on the exchange where primarily traded. The Fund values securities traded on an exchange or NMS for which there have been no sales and other securities traded in the over-the-counter market at the mean between the last reported bid and asked price. Securities for which valuations are not available from an independent pricing service, including restricted securities, are valued at fair value as determined in good faith according to procedures established by the Board of Trustees.
  Short-term investments with remaining maturities of 60 days or less are carried at an amortized cost, which approximates market value.

B. REPURCHASE AGREEMENTS
Securities pledged as collateral for repurchase agreements are held by the custodian on the Fund's behalf. The Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement.
  Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with certain other funds managed by Keystone, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are fully collateralized by U.S. Treasury and/or Federal Agency obligations.

C. SECURITY TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

PAGE 13
---------------------------------------------------------

D. FEDERAL TAXES
The Fund has qualified and intends to qualify in the future as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Fund is relieved of any federal income tax liability by distributing all of its net investment company taxable income and net capital gains, if any, to its shareholders. The Fund intends to avoid any excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is the Fund's policy not to distribute such gains.

E. ORGANIZATION EXPENSES
The Fund's organization expenses are amortized to operations over a five-year period on a straight-line basis. In the event any of the initial shares of the Fund are redeemed during the five-year amortization period, redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

F. DISTRIBUTIONS
The Fund distributes net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.
  Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatment for net operating losses.

G. CLASS ALLOCATIONS
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

3. CAPITAL SHARE TRANSACTIONS
The Fund's Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest with no par value. Transactions in shares of the Fund were as follows:

                       SIX MONTHS ENDED
                       NOVEMBER 30, 1997     YEAR ENDED
CLASS A                   (UNAUDITED)       MAY 31, 1997*
---------------------------------------------------------
Shares sold                  134,633           1,023,296
Shares issued in
  reinvestment of
  distributions               33,598                   0
Shares redeemed             (358,963)           (707,396)
---------------------------------------------------------
Net increase
  (decrease)                (190,732)            315,900
---------------------------------------------------------
CLASS B
Shares sold                  165,014           2,388,573
Shares issued in
  reinvestment of
  distributions               77,299                   0
Shares redeemed             (337,581)         (1,422,533)
---------------------------------------------------------
Net increase
  (decrease)                 (95,268)            966,040
---------------------------------------------------------
CLASS C
Shares sold                   49,787             518,678
Shares issued in
  reinvestment of
  distributions                5,743                   0
Shares redeemed             (290,172)           (511,324)
---------------------------------------------------------
Net increase
  (decrease)                (234,642)              7,354
---------------------------------------------------------
CLASS Y
Shares sold                   56,824                 488
Shares issued in
  reinvestment of
  distributions                   21                   0
Shares redeemed               (1,931)                  0
---------------------------------------------------------
Net increase                  54,914                 488
---------------------------------------------------------

* FOR CLASS Y, TRANSACTIONS IN SHARES WERE FOR THE PERIOD FROM JANUARY 13, 1997 (DATE OF INITIAL PUBLIC OFFERING) TO MAY 31, 1997.

PAGE 14
---------------------------------------------------------
EVERGREEN SMALL COMPANY GROWTH FUND II

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and U.S. government securities) for the six months ended November 30, 1997, were $31,131,152 and $37,087,522, respectively.

5. DISTRIBUTION PLANS

The Fund has entered into a principal underwriting agreement with Evergreen Distributors, Inc. (Formerly, Evergreen Keystone Distributors, Inc.) ("EDI"), a wholly owned subsidiary of BISYS Group, Inc.
  The Fund has adopted Distribution Plans for each class of shares, except Class Y shares, as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and services fees to broker-dealers who sell shares of the fund, are paid by shareholders through expenses called "Distribution Plan expenses". Each Class, except Class Y, currently pays a service fee equal to 0.25% of the average daily net asset of the class. Class B and Class C also presently pay distribution fees equal to 0.75% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly. During the six months ended November 30, 1997, amounts paid to EDI and/or its predessor pursuant to the Fund's Class A, Class B and Class C Distribution Plans were $13,383, $113,147 and $34,465, respectively.
  Each of the Distribution Plans may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of the respective class. However, after the termination of any Distribution Plan, and subject to the discretion of the Independent Trustees, payments to EDI and/or its predessor may continue as compensation for services which had been earned while the Distribution Plan was in effect.

6. INVESTMENT MANAGEMENT AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

Under the terms of an investment advisory agreement between the Fund and Keystone, Keystone serves as the investment adviser and manager to the Fund. In return, Keystone is paid a management fee, computed daily and paid monthly, which is determined by applying percentage rates starting at 0.70% and declining as net assets increase to 0.35% per annum, to the average daily net asset value of the Fund.
  During the six months ended November 30, 1997, the Fund paid or accrued $5,255 to Keystone for certain administrative services. Evergreen Service Company ("ESC") (formerly Evergreen Keystone Service Company), a wholly-owned subsidiary of Keystone, served as the Fund's transfer and dividend disbursing agent.
  BISYS Fund Services, Inc. ("BISYS"), an affiliate of EDI, serves as the Fund's sub-administrator. As sub-administrator, BISYS provides the officers of the Fund. For these services, BISYS was paid a fee by Keystone, which was not a Fund expense.
  Officers of the Fund and affiliated Trustees receive no compensation directly from the Fund.

7. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an expense offset arrangement with its custodian. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets.

8. NAME CHANGE

Effective October 31, 1997, Keystone Small Company Growth Fund II changed its name to Evergreen Small Company Growth Fund II.

PAGE 15
---------------------------------------------------------

9. SPECIAL MEETING OF SHAREHOLDERS

The special meeting of shareholders scheduled for Tuesday, January 6, 1998 was adjourned until Tuesday, January 20, 1998. The meeting is being held to consider a proposal providing for the acquisition of all the assets of the Fund by a new Fund, the Evergreen Small Company Growth Fund, a series of the Evergreen Equity Trust.
  Pending shareholder approval, the reorganization is currently planned to be completed as of the close of business on January 23, 1998.

This report was prepared primarily for the information of the Fund's shareholders. It is authorized for distribution if preceded or accompanied by the Fund's current prospectus. The prospectus contains important information about the Fund including fees and expenses. Read it carefully before you invest or send money. For a free prospectus on other Evergreen Funds, contact your financial advisor or call Evergreen Funds.

       NOT
      FDIC         MAY LOSE VALUE
     INSURED       NO BANK GUARANTEE

EVERGREEN DISTRIBUTOR, INC.

Evergreen is a Service Mark of Evergreen
Investment Services, Inc. Copyright 1997.

SCG2-R RV2                 [RECYCLE LOGO]

                                   EVERGREEN

                                  SMALL COMPANY
                                 GROWTH FUND II
                            (Formerly Keystone Small
                            Company Growth Fund II)

                         [EVERGREEN LOGO APPEARS HERE]
                              EVERGREEN FUNDS(SM)
                                   SINCE 1932

                               SEMIANNUAL REPORT
                               NOVEMBER 30, 1997